RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets measured at fair value:
Cash and cash equivalents	$ 764	$ 431	$ 352	$ 422
Restricted cash	312	283
Property, plant and equipment	49,432	44,590
Liabilities measured at fair value:
Contingent consideration	(3)	(1)
Liabilities for which fair value is disclosed:
Corporate borrowings	(2,334)	(2,448)
Non-recourse borrowings	(20,435)	(17,991)
Total	27,093	24,227
Level 1
Assets measured at fair value:
Cash and cash equivalents	764
Restricted cash	312
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed:
Corporate borrowings	(2,334)
Non-recourse borrowings	(2,405)
Total	(3,663)
Level 2
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	0
Liabilities measured at fair value:
Contingent consideration	0
Liabilities for which fair value is disclosed:
Corporate borrowings	0
Non-recourse borrowings	(18,030)
Total	(18,297)
Level 3
Assets measured at fair value:
Cash and cash equivalents	0
Restricted cash	0
Property, plant and equipment	49,432
Liabilities measured at fair value:
Contingent consideration	(3)
Liabilities for which fair value is disclosed:
Corporate borrowings	0
Non-recourse borrowings	0
Total	49,053
Energy derivative contracts
Assets measured at fair value:
Financial instrument assets	55	135
Liabilities measured at fair value:
Derivative financial liabilities	(226)	(33)
Energy derivative contracts | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Energy derivative contracts | Level 2
Assets measured at fair value:
Financial instrument assets	34
Liabilities measured at fair value:
Derivative financial liabilities	(184)
Energy derivative contracts | Level 3
Assets measured at fair value:
Financial instrument assets	21
Liabilities measured at fair value:
Derivative financial liabilities	(42)
Interest rate swaps
Assets measured at fair value:
Financial instrument assets	40	0
Liabilities measured at fair value:
Derivative financial liabilities	(228)	(422)
Interest rate swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Interest rate swaps | Level 2
Assets measured at fair value:
Financial instrument assets	40
Liabilities measured at fair value:
Derivative financial liabilities	(228)
Interest rate swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps
Assets measured at fair value:
Financial instrument assets	32	4
Liabilities measured at fair value:
Derivative financial liabilities	(56)	(94)
Foreign exchange swaps | Level 1
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Foreign exchange swaps | Level 2
Assets measured at fair value:
Financial instrument assets	32
Liabilities measured at fair value:
Derivative financial liabilities	(56)
Foreign exchange swaps | Level 3
Assets measured at fair value:
Financial instrument assets	0
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity
Liabilities measured at fair value:
Derivative financial liabilities	(455)	(402)
Tax equity | Level 1
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity | Level 2
Liabilities measured at fair value:
Derivative financial liabilities	0
Tax equity | Level 3
Liabilities measured at fair value:
Derivative financial liabilities	(455)
Investments in debt and equity securities
Assets measured at fair value:
Financial instrument assets	195	175
Investments in debt and equity securities | Level 1
Assets measured at fair value:
Financial instrument assets	0
Investments in debt and equity securities | Level 2
Assets measured at fair value:
Financial instrument assets	95
Investments in debt and equity securities | Level 3
Assets measured at fair value:
Financial instrument assets	100
Investments in debt and equity securities | Debt securities
Assets measured at fair value:
Financial instrument assets	$ 0	$ 155